Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,640)	$ (3,809)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	(248)	1,548
Depreciation and amortization	27	61
Non-cash compensation expense	3,142	1,436
Provision for price protection	0	41
Amortization of capitalized software development costs and license fees	150	432
Capital software impairment losses	0	148
Provision for excess inventory	0	65
Gain on extinguishment of liabilities		(1,465)
Gain on asset sales, net		(50)
Other nonoperating gains		(198)
Offering costs expensed	21	0
Changes in operating assets and liabilities:
Accounts receivable	170	1,273
Inventory	0	1,227
Capitalized software development costs and license fees	(21)	(85)
Advance payments for inventory	0	57
Prepaid expenses and other current assets	54	91
Accounts payable and accrued expenses	(402)	(2,194)
Payable to Zift	(19)	0
Customer credits	0	(171)
Advances from customers and deferred revenue	0	(21)
Net cash used in operating activities	(1,766)	(1,614)
CASH FLOWS FROM INVESTING ACTIVITIES
Repayment from GMS Entertainment Limited	0	250
Proceeds from sale of assets	0	290
Net cash provided by investing activities	0	540
CASH FLOWS FROM FINANCING ACTIVITIES
Special cash dividend	(10,000)	0
Proceeds from stock options exercise	129	0
Net proceeds from the sale of common stock and warrants	1,406	0
Payments to Zift	(299)	0
Net proceeds from sale of units	0	10,946
Income tax withholding from exercise of options and warrants	0	(15)
Net cash (used in) provided by financing activities	(8,764)	10,931
Net (decrease) increase in cash and cash equivalents	(10,530)	9,857
Cash and cash equivalents - beginning of year	17,053	7,196
Cash and cash equivalents - end of year	6,523	17,053
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for interest and financing costs	0	141
Cash paid during the year for income taxes	0	0
SUPPLEMENTAL SCHEDULE OF NON CASH FINANCING ACTIVITIES
Warrant liability settled under exchange agreement		5,313
Other warrants settled under exchange agreement	0	1,969
Conversion of preferred stock into common stock	0	10
Conversion of Series A preferred stock to common stock	401	0
Conversion of Series D preferred stock to common stock	140	0
Common stock shares and warrants issued for offering costs	$ 75	$ 0